Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitment and Contingencies
Property, plant and equipment	¥ 3,762,026	¥ 5,896,469
Leasehold improvements	427,143	527,363
Total	¥ 4,189,169	¥ 6,423,832